SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 5,825	$ 7,489	$ 4,566
Less: allowance for expected credit losses	(61)	(78)	(78)
Accounts receivable, net	$ 5,764	$ 7,411	$ 4,488